Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets [Abstract]
Schedule Of Goodwill Activity

	Software and Analytics	Network Solutions	Technology-enabled Services	Total
Balance at December 31, 2012	$431,669	$574,559	$481,906	$1,488,134
Acquisitions	—	—	14,300	14,300
Balance at December 31, 2013	$431,669	$574,559	$496,206	$1,502,434
Acquisitions	149,866	46,511	4,025	200,402
Other	—	(267)	—	(267)
Balance at December 31, 2014	$581,535	$620,803	$500,231	$1,702,569

Intangible Assets Subject To Amortization

	Weighted	Gross
	Average	Carrying	Accumulated
	Remaining Life	Amount	Amortization	Net
Customer relationships	15.8	$1,627,530	$(253,720)	$1,373,810
Trade names	16.1	163,810	(25,336)	138,474
Non-compete agreements	2.0	19,940	(9,459)	10,481
Data sublicense agreement	2.8	31,000	(16,584)	14,416
Other	6.0	2,659	(446)	2,213
Total		$1,844,939	$(305,545)	$1,539,394

Aggregate Future Amortization Expense For Intangible Assets

2015	$106,127
2016	104,932
2017	100,668
2018	95,637
2019	94,791
Thereafter	1,037,239
$1,539,394